UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-21214

Opus Investment Trust

(Exact name of registrant as specified in charter)

440 Lincoln Street, Worcester, Massachusetts	01653
(Address of principal executive offices)	(Zip code)

George M. Boyd, Esq.

Allmerica Financial

440 Lincoln Street

Worcester, Massachusetts 01653

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-508-855-1000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

  Attached hereto.

OPUS CASH RESERVES FUND

PORTFOLIO OF INVESTMENTS - December 31, 2004 (Unaudited)

Par Value		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.9%
	Freddie Mac
$2,000,000	4.00%, 1/25/05	$2,002,148

	Total U.S. Government Agency Obligations (cost $2,002,148)	2,002,148

CORPORATE NOTES (a)—12.4%
	Automotive - 4.6%
5,000,000	American Honda Finance, MTN (b) 2.37%, 12/06/05	5,000,000

	Banks - 7.8%
2,000,000	American Express Centurion 2.35%, 7/12/05	1,999,805
1,450,000	Svenska Handelsbanken NY 2.39%, 2/14/05	1,449,916
5,000,000	Wells Fargo & Co., MTN 2.49%, 6/17/05	5,000,243

		8,449,964

	Total Corporate Notes (cost $13,449,964)	13,449,964

COMMERCIAL PAPER (c)—73.0%
	Banks - Foreign Banks & Branches - 11.0%
4,000,000	Alliance & Leicester PLC (b)
	2.35%, 3/10/05	3,982,244
5,000,000	BNP Paribas N.Y.
	2.28%, 1/11/05	4,998,853
3,000,000	Lloyds TSB Bank PLC
	2.29%, 1/10/05	2,998,282

		11,979,379

	Diversified Financial Services - 62.0%
5,000,000	Asset One Funding Securitization (b)
	2.40%, 1/20/05	4,993,667
5,000,000	Barton Capital (b)
	2.18%, 1/03/05	4,999,394
5,000,000	BMW U.S. Capital (b)
	2.30%, 1/14/05	4,995,847
4,330,000	Govco, Inc. (b)
	2.27%, 2/18/05	4,316,895
5,000,000	High Peak Funding LLC (b)
	2.37%, 1/13/05	4,996,050
4,000,000	International Lease Finance Corp.
	2.32%, 1/26/05	3,993,556
4,000,000	Morgan Stanley
	2.34%, 1/05/05	3,998,960
5,000,000	National Rural Utilities Cooperative Finance Corp.
	2.16%, 1/06/05	4,998,500
5,000,000	Newbury Funding (b)
	2.28%, 2/01/05	4,990,183
5,000,000	Paccar Financial Corp.
	2.30%, 1/04/05	4,999,042

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Par Value		Value
$4,000,000	Preferred Receivables Funding Corp. (b) 2.28%, 1/06/05	$3,998,733
4,000,000	Rabobank USA Finance Corp. 2.17%, 1/03/05	3,999,518
5,000,000	SBC Communications (b) 2.32%, 2/02/05	4,989,689
5,000,000	Swiss Re Financial Products (b) 2.36%, 3/21/05	4,974,106
2,000,000	TransAmerica Asset Funding (b) 2.36%, 1/13/05	1,998,430

		67,242,570

	Total Commercial Paper (cost $79,221,949)	79,221,949

CERTIFICATE OF DEPOSIT—4.6%
5,000,000	Washington Mutual Bank 2.36%, 2/02/05	5,000,000

	Total Certificates of Deposit (cost $5,000,000)	5,000,000

Shares
INVESTMENT COMPANIES—8.1%
5,153,069	Barclays Prime Money Market Fund	5,153,069
3,673,118	Merrill Lynch Premier Institutional Fund	3,673,118

	Total Investment Companies (cost $8,826,187)	8,826,187

Total Investments-100.0% (Cost $108,500,248)		108,500,248

Liabilities in excess of other assets—(0.0%)		(26,915)

Total Net Assets—100.0%		$108,473,333

(a)	Variable rate security. The rate shown reflects rate in effect at period end.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold, in transactions exempt from registration, to qualified institutional buyers. At December 31, 2004, these securities amounted to $54,235,238 or 50.0% of net assets. These securities have been deemed to be liquid in accordance with procedures established by the Board of Trustees.

(c)	Effective yield at time of purchase.

MTN Medium Term Note

FEDERAL INCOME TAX INFORMATION

At December 31, 2004, the aggregate cost of investment securities for tax purposes was $108,500,248.

SECURITY VALUATION

Investments are valued utilizing the amortized cost valuation method, permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

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Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have concluded that, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of the date within 90 days of the filing date of this report on Form N-Q, such disclosure controls and procedures provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons.

(b)	Changes to internal control over financial reporting: Not applicable

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:

Attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Opus Investment Trust

By:	/s/ JOHN P. KAVANAUGH
John P. Kavanaugh President and Chairman

Date: February 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN P. KAVANAUGH
John P. Kavanaugh President and Chairman

Date: February 24, 2005

By:	/s/ PAUL T. KANE
Paul T. Kane Assistant Vice President and Treasurer (Principal Accounting Officer and Principal Financial Officer)

Date: February 24, 2005

CERTIFICATIONS

I, John P. Kavanaugh, certify that:

1.	I have reviewed this report on Form N-Q of Opus Investment Trust;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: February 24, 2005	/s/ JOHN P. KAVANAUGH
John P. Kavanaugh, President and Chairman

CERTIFICATIONS

I, Paul T. Kane, certify that:

1.	I have reviewed this report on Form N-Q of Opus Investment Trust;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: February 24, 2005	/s/ PAUL T. KANE
Paul T. Kane, Assistant Vice President and Treasurer (Principal Accounting Officer and Principal Financial Officer)